Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Defined contribution savings plan expenses	$ 19	$ 17	$ 24		$ 59
Alight Holdings
Defined Contribution Plan Disclosure [Line Items]
Defined contribution savings plan expenses				$ 31		$ 46